Depreciation and Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Depreciation and Impairment of Assets
The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18	12.31.17
Depreciation of Property, Plant and Equipment	3,657,951	1,716,267	1,600,530
Amortization of Organization and Development Expenses	1,402,530	820,588	526,741
Others	4,095	4,418	87,054

Total	5,064,576	2,541,273	2,214,325